Nature of business and significant events	12 Months Ended
Dec. 31, 2013
Nature of business and significant events
Nature of business and significant events

1.                            Nature of business and significant events

Nature of business

Satélites Mexicanos, S. A. de C. V. and subsidiaries (“Satmex” and together with its subsidiaries, the “Company”) is a provider of fixed satellite services (“FSS”) in the Americas. As of December 31, 2013, Satmex’s fleet was comprised of three satellites, Satmex 8, Satmex 6 and Satmex 5 in contiguous orbital slots that enable its customers to serve its entire coverage footprint utilizing a single satellite connection. In May 2013, satellite Satmex 5 was placed in inclined orbit, which prolongs the lifetime of the satellite as it consumes less fuel over time, however the satellite can then only be used by ground antennae capable of tracking the north-south movement or by small dishes with wider beamwidth. Therefore its ability to generate revenues was significantly reduced. In November 2013, satellite Solidaridad 2, was taken out of orbit.

Satmex provides its commercial services through satellites Satmex 8 and Satmex 6, which have a total of 55 C- and 60 Ku-band 36 MHz transponder equivalents. Satmex’s business provides communication services to a diverse range of customers, including telecommunications companies, private and state-owned broadcasting networks, direct-to-home satellite television operators, and public and private telecommunications networks operated by financial, educational and media companies as well as governmental entities.

In addition to the core FSS business, which is reported as “Satellite services” segment, Satmex also provides the programming distribution services segment to offer TV programs in Spanish targeted at Hispanic communities living in the United States of America (“USA”).

The Company also provided broadband satellite services for various applications, such as internet access via satellite, telecommunication transmission and broadcasting, through its 100% owned subsidiary, Enlaces Integra S. de R.L. de C.V. (“Enlaces”).  In October 2013, Satmex entered into a purchase-sale agreement with respect to its investment in Enlaces, for which reason such operations are presented within assets and liabilities held for sale in the accompanying consolidated balance sheets and discontinued operations in the consolidated statements of operations. See further discussion below and in Note 4.

Telecommunications Law Reform and Change in Ownership

On March 11, 2013, the Mexican President submitted a telecommunications reform bill whose purpose is to encourage economic competition and increase the technological development of the sector. The previous Foreign Investment Law and Federal Telecommunications Law in effect at that time, permitted foreign investment in concessionaire companies, such as Satmex, only up to 49%.

On June 11, 2013, the reform bill was passed and the constitution was modified such that it now allows for direct foreign investment up to 100% in telecommunications and satellite communications companies. The terms of the modifications to the constitution were effective on June 12, 2013.

As a result of the aforementioned, on July 31, 2013, Satmex and its shareholders’ entered into an agreement with Eutelsat Communications (“Eutelsat”), a public entity located in France, pursuant to which Eutelsat indirectly acquired 100% of Satmex’s outstanding voting equity interest. The acquisition closed on January 1, 2014.

Satellite Satmex 8

On April 1, 2010, Satmex initiated a program for the design and construction of the satellite Satmex 8, through the execution of the Satmex 8 ATP with Space Systems/Loral, LLC (“SSL”). Construction of the Satmex 8 satellite was completed during the second half of 2012. Satmex 8 is a 64 C- and Ku-band transponder satellite which has replaced Satmex 5. The design life of Satmex 8 is 15 years. Satmex 8 has been designed to provide comparable power levels and coverage over the Americas to those of Satmex’s existing satellites, Satmex 6 and Satmex 5.

Satmex 8 satellite was successfully launched on March 27, 2013, from the Baikonur, Kazakhstan cosmodrome. On April 26, 2013, after the successful completion of the in-orbit testing, Satmex achieved full control of the Satmex 8 satellite in its orbit. The migration of customers from Satmex 5 to Satmex 8 was carried out and concluded successfully on April 29, 2013.

Satellite Satmex 7

On March 13, 2012, Satmex and Asia Broadcast Satellite Holdings Ltd (“ABS”) entered into a master procurement agreement with Boeing Satellite Systems International, Inc. (“Boeing”) (the “Master Procurement Agreement”), which establishes the framework for the joint administration by Satmex and ABS for the purchase of four C- and Ku-band satellites to be developed and manufactured by Boeing (the “Program”). In the event ABS fails to perform its obligations under its own satellite procurement agreement, Boeing will be entitled to increase the price of each satellite of Satmex up to maximum of $10.5 million. Also, on this date, Satmex entered into a construction agreement (the “Satmex Procurement Agreement”) with Boeing, for the design, construction and delivery of the satellite Satmex 7, for a 34-month construction schedule. The Satmex Procurement Agreement also provides for a right to purchase an additional satellite.

Satmex also entered into a bilateral agreement with ABS on March 13, 2012 (the “Bilateral Agreement”), whereby Satmex and ABS agreed to share launch services, allocate common Program costs and cross- indemnify each other for any actions or changes to the Program made by Satmex or ABS that adversely affect the costs, timing, delivery or launch of the other party’s satellite or satellites.

Finally, Satmex entered into a launch services agreement (the “Launch Services Agreement”) with Space Exploration Technologies, Corp. (“SpaceX”) to launch satellite Satmex 7. The launch services agreement provides for a scheduled launch period for Satmex 7 between December 2014 and February 2015 and with operations expected to commence in October 2015.

The design, construction, launch and insurance costs of Satmex 7 are expected to be approximately $165.0 million.

Through December 31, 2013, investment in Satmex 7 has totaled $107.3 million, which includes $8.6 million of capitalized interest.

Satellite Satmex 9

On July 15, 2013, Satmex entered into an agreement with Boeing for the design, construction and delivery of Satmex 9, the latest communications satellite in its fleet. Satmex 9 will be launched from Cape Canaveral, Florida and will use SpaceX’s Falcon 9 rocket. The launch is scheduled for the fourth quarter of 2015. Satmex 9 is a satellite with 48 Ku band 36 MHz equivalent transponders, which will be based on Boeing’s 702 SP platforms, for a 24-month construction schedule. The procurement of Satmex 9 is part of a global cooperation agreement with ABS, under the Master Procurement Agreement and the Bilateral Agreement.

On August 15, 2013, Satmex entered into a Configuration Authorization to Proceed (“CATP”) with Boeing, for the design, construction and delivery of Satmex 9. Satmex 9 will have a WAAS Hosted Payload. In connection with work related to the addition of a hosted payload to Satmex 9, a subcontract between Raytheon Company Integrated Defense Systems (“Raytheon”) and Satmex was executed on August 23, 2013.

A further subcontract agreement was signed on December 12, 2013, which superseded the original letter subcontract signed in August. The GEO Satellite Payload for the WAAS will work with C-Extended Band and L-Band. The design, construction, launch and insurance costs of Satmex 9 are expected to be approximately $195.2 million.

Through December 31, 2013, investment in Satmex 9 has totaled $52.3 million, which includes $1.9 million of capitalized interest.